Leases - Schedule of Estimated Useful Life of Right of Use Assets (Details)	12 Months Ended
Dec. 31, 2019
Sites | Bottom of range [member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Estimated useful life of right-of-use assets	1 year
Sites | Top of range [member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Estimated useful life of right-of-use assets	30 years
International Leased Circuits | Bottom of range [member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Estimated useful life of right-of-use assets	5 years
International Leased Circuits | Top of range [member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Estimated useful life of right-of-use assets	7 years
Poles | Bottom of range [member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Estimated useful life of right-of-use assets	1 year
Poles | Top of range [member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Estimated useful life of right-of-use assets	10 years
Domestic Leased Circuits | Bottom of range [member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Estimated useful life of right-of-use assets	5 years
Domestic Leased Circuits | Top of range [member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Estimated useful life of right-of-use assets	10 years
Office buildings [Member] | Bottom of range [member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Estimated useful life of right-of-use assets	1 year
Office buildings [Member] | Top of range [member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Estimated useful life of right-of-use assets	15 years
Co Located Sites
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Estimated useful life of right-of-use assets	7 years